Income taxes - Summary of Income taxes (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2024
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	25.00%
Australia [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	25.00%
US [member]
Disclosure Of Income Tax Benefit [line items]
Statutory tax rate	21.00%